Property and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 299.0
Depreciation	70.6	$ 67.7
Ending balance	308.4	299.0
Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	106.2
Ending balance	115.1	106.2
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	34.2
Ending balance	29.2	34.2
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	117.4
Ending balance	124.6	117.4
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	41.2
Ending balance	39.5	41.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	572.7	520.2
Additions	69.7	82.6
Additions arising on acquisitions	22.4	14.3
Disposals	(48.2)	(68.6)
Impact of foreign exchange	(11.9)	24.2
Ending balance	604.7	572.7
Cost | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	173.8	154.1
Additions	40.0	39.6
Additions arising on acquisitions	1.1	4.2
Disposals	(14.0)	(30.9)
Impact of foreign exchange	(4.1)	6.8
Ending balance	196.8	173.8
Cost | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	78.0	75.1
Additions	4.4	3.9
Additions arising on acquisitions	0.2	3.4
Disposals	(1.8)	(9.2)
Impact of foreign exchange	(3.1)	4.8
Ending balance	77.7	78.0
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	258.9	238.2
Additions	18.4	29.9
Additions arising on acquisitions	21.1	6.1
Disposals	(27.8)	(24.4)
Impact of foreign exchange	(2.2)	9.1
Ending balance	268.4	258.9
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	62.0	52.8
Additions	6.9	9.2
Additions arising on acquisitions	0.0	0.6
Disposals	(4.6)	(4.1)
Impact of foreign exchange	(2.5)	3.5
Ending balance	61.8	62.0
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(273.7)	(252.7)
Disposals	43.7	64.8
Depreciation	70.6	67.7
Net impairment	2.3	5.9
Impact of foreign exchange	6.6	(12.2)
Ending balance	(296.3)	(273.7)
Accumulated depreciation | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(67.6)	(68.5)
Disposals	11.6	29.6
Depreciation	27.8	25.5
Net impairment	0.0	0.0
Impact of foreign exchange	2.1	(3.2)
Ending balance	(81.7)	(67.6)
Accumulated depreciation | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(43.8)	(41.4)
Disposals	1.3	8.7
Depreciation	8.3	9.5
Net impairment	0.0	0.5
Impact of foreign exchange	2.3	(1.1)
Ending balance	(48.5)	(43.8)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(141.5)	(125.4)
Disposals	27.4	23.0
Depreciation	28.7	27.0
Net impairment	2.3	5.4
Impact of foreign exchange	1.3	(6.7)
Ending balance	(143.8)	(141.5)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(20.8)	(17.4)
Disposals	3.4	3.5
Depreciation	5.8	5.7
Net impairment	0.0	0.0
Impact of foreign exchange	0.9	(1.2)
Ending balance	$ (22.3)	$ (20.8)